UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period: 6/30/09

Item 1.  Reports to Stockholders.

Semi-Annual Report
June 30, 2009

Class-A Shares – EMINX
Class-C Shares – N/A
Class-I Shares – EMIIX

EM CAPITAL INDIA GATEWAY FUND

The Fund seeks long-term capital growth by investing in a diversified portfolio of securities issued by Indian and India-related companies including mid and small cap Indian companies.

EM CAPITAL MANAGEMENT, LLC

Investment Adviser
www.emcapitalfunds.com
Toll-Free: 1-866-611-4967

EM Capital India Gateway Fund

PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)

Since Inception through June 30, 2009*

Annualized Total Returns as of June 30, 2009
	Six Months*	One Year	Since Inception**
EM Capital India Gateway Fund- Class A
Without Sales Charge	38.58%	(25.37)%	(27.50)%
With Sales Charge ***	31.67%	(29.12)%	(29.41)%
EM Capital India Gateway Fund- Class I	39.44%	(22.87)%	(26.10)%
Bombay Stock Exchange 100 Index	54.37%	(3.27)%	(11.93)%
S&P 500	3.16%	(26.21)%	(21.54)%

________________

    * Non-Annualized.

  ** The Fund commenced operations on July 23, 2007.

 ***Adjusted for maximum initial sales charge of 5.00%.

The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  The Bombay Stock Exchange 100 (BSE 100) Index is a free float adjusted market capitalization weighted index of the 100 largest market cap stocks listed on the Bombay Stock Exchange.  Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, is 98.64% and 98.39% for Class A and Class I, respectively.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call 1-866-611-4967.

Portfolio Composition as of June 30, 2009

Sector	Percent*
Financial	25.49
Industrial	21.43
Consumer, Non-Cyclical	16.35
Consumer, Cyclical	15.36
Energy	8.29
Technology	5.63
Basic Materials	4.48
Utilities	2.68
Communications	0.22
Short-Term Investments	0.07
Total	100.00

                                                                       *Based on total market value of portfolio of investments.

EM Capital India Gateway Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2009
	Shares	Market Value
COMMON STOCKS - 92.31%
AUTO MANUFACTURERS - 4.50%
Bajaj Auto Ltd.	50	$ 1,047
Mahindra & Mahindra Ltd.	220	3,175
Maruti Suzuki India Ltd.	200	4,463
		8,685
BANKS - 14.62%
Axis Bank Ltd. *	400	6,949
Central Bank Of India	2,800	5,503
Corporation Bank	1,020	7,056
Dena Bank	2,800	3,256
State Bank of India Ltd.	150	5,465
		28,229
BEVERAGES - 5.20%
Empee Distilleries Ltd.	1,000	2,101
Indage Vintners Ltd.	2,840	4,571
Radico Khaitan Ltd.	470	749
United Breweries Ltd. *	333	806
United Spirits Ltd.	100	1,820
		10,047
BUILDING MATERIALS - 1.00%
Gujarat Sidhee Cement Ltd. *	2,800	853
JK Cement Ltd. *	520	1,070
		1,923
CONSUMER DURABLES - 1.25%
Nilkamal Ltd.	1,600	2,426

CONSUMER GOODS - 1.57%
Jyothy Laboratories Ltd.	1,500	3,026

DIVERSIFIED FINANCIAL SERVICES - 8.56%
Dewan Housing Finance Corp. Ltd.	400	1,274
Housing Development Finance Corp. *	100	4,895
Motilal Oswal Financial Services Ltd.	600	1,780
Reliance Capital Ltd.	450	8,580
		16,529
EDUCATIONAL SERVICES - 3.50%
Aptech Ltd. *	2,000	6,759

ELECTRIC - 2.48%
CESC Ltd.	180	1,038
Reliance Infrastructure Ltd.	150	3,747
		4,785
ELECTRICAL COMPONENTS & EQUIPMENT - 0.17%
KEI Industries Ltd.	600	326

The accompanying notes are an integral part of these financial statements.

EM Capital India Gateway Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2009
	Shares	Market Value
ELECTRICAL ENGINEERING - 1.64%
ICSA India Ltd.	900	$ 3,164

ENGINEERING - 4.87%
Alstom Projects India Ltd. *	110	1,116
Bharat Heavy Electricals Ltd.	180	8,282
		9,398
ENGINEERING & CONSTRUCTION - 6.33%
Larsen & Toubro Ltd.	280	9,164
Punj Lloyd Ltd.	700	3,063
		12,227
FINANCIAL SERVICES -3.39%
Financial Technologies India Ltd.	240	6,539

HAND / MACHINE TOOLS - 1.23%
Ador Fontech Ltd. *	1,000	2,369

INVESTMENT COMPANIES - 0.20%
Bajaj Holdings and Investments Ltd. *	50	382

JEWELRY MANUFACTURE - 2.87%
Rajesh Exports Ltd.	6,290	5,541

LODGING - 2.25%
Asian Hotels Ltd.	320	2,109
Hotel Leela Venture Ltd.	1,800	1,202
Indian Hotels Co. Ltd. *	750	1,034
		4,345
MANUFACTURING - 0.04%
Lloyd Electric & Engineering	100	77

MEDIA - 0.21%
Creative Eye Ltd. *	3,000	401

METAL FABRICATE / HARDWARE - 0.50%
Jindal Saw Ltd.	120	972

MINING - 2.34%
Hindustan Zinc Ltd.	360	4,528

MISCELLANEOUS MANUFACTURING - 3.30%
Everest Kanto Cylinder Ltd. *	1,580	6,370

OIL & GAS - 7.65%
Reliance Industries Ltd. *	350	14,783

The accompanying notes are an integral part of these financial statements.

EM Capital India Gateway Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2009
	Shares	Market Value
PHARMACEUTICALS - 6.61%
Ajanta Pharma Ltd.	1,000	$ 1,668
Alembic Ltd.	1,000	785
Glenmark Pharmaceuticals Ltd. *	400	1,809
Jubilant Organosys Ltd.	1,000	3,453
Ranbaxy Laboratories Ltd. *	320	1,636
Sun Pharmaceutical Industries Ltd.	150	3,415
		12,766
REAL ESTATE - 2.10%
Peninsula Land Ltd. *	2,400	3,422
Puravankara Projects Ltd.	225	406
Ritesh Properties and Industries Ltd. *	600	222
		4,050
SOFTWARE - 0.17%
Subex Ltd. *	260	329

TEXTILES - 0.74%
Vardhman Textiles Ltd.*	560	1,423

TRANSPORTATION - 1.08%
Great Eastern Shipping Co.	400	2,095

TRUCK MANUFACTURING - 1.94%
Ashok Leyland Ltd.	6,000	3,746

TOTAL COMMON STOCK		178,240
(Cost - $245,945)

SHORT TERM INVESTMENTS - 0.06%
Milestone Treasury Obligations Portfolio, 0.16%+	126	126
TOTAL SHORT-TERM INVESTMENTS
(Cost - $126)

TOTAL INVESTMENTS - 92.37%
(Cost - $246,071)		178,366
OTHER ASSETS LESS LIABILITIES - 7.63%		14,729
NET ASSETS - 100.00%		$ 193,095
______________
* Non-Income producing security.
+ Rate as of June, 30 2009

The accompanying notes are an integral part of these financial statements.

EM Capital India Gateway Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2009

Assets:
Investments in Securities at Value (identified cost $246,071)	$ 178,366
Foreign Cash (identified cost $11,768)	7,487
Cash	6,402
Receivable for Interest and Dividends	247
Receivable from Investment Adviser (Note 4)	113,335
Prepaid Expenses and Other Assets	1,209
Total Assets	307,046

Liabilities:
Accrued Distribution Fees	571
Payable to Affiliates	32,937
Accrued Expenses and Other Liabilities	80,443
Total Liabilities	113,951

Net Assets	$ 193,095

Net Assets:
Class A Shares	190,698
Class I Shares	1,397
Adviser Shares*	1,000
Total Net Assets	$ 193,095

Shares Outstanding ($.01 par value, unlimited shares authorized):
Class A Shares	36,112
Class I Shares	255
Adviser Shares*	1,000
Net Asset Value, Offering and Redemption Price** Per Share:
Class A Shares	$ 5.28
Class I Shares	$ 5.48
Adviser Shares*	$ 1.00
Maximum Sales Charge:
Class A Shares	5.00%
Maximum Offering Price Per Share (Net Asset Value/(100% - Maximum Sales Charge)):
Class A Shares	$ 5.56

Composition of Net Assets:
At June 30, 2009, Net Assets consisted of:
Paid-in-Capital	$ 363,211
Paid-in-Capital- Minority Interest	1,000
Accumulated Net Investment Loss	(1,020)
Accumulated Realized Loss on Investments and Foreign Exchange Transactions	(98,110)
Unrealized Depreciation on Investments and Foreign Exchange Translations	(71,986)
Net Assets	$ 193,095
_______
*Adviser Shares can not be redeemed and have no voting rights.
**Subject to a 2% redemption fee if redeemed within 90 days of acquisition.

The accompanying notes are an integral part of these financial statements.

EM Capital India Gateway Fund
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2009

Investment Income:
Dividend Income	$ 515
Interest Income	16
Total Investment Income	531

Expenses:
Administration Fees	29,836
Fund Accounting Fees	27,880
Audit Fees	16,939
Transfer Agent Fees	16,419
Chief Compliance Officer Fees	5,447
Registration & Filing Fees	4,917
Legal Fees	3,751
Custody Fees	2,498
Trustees' Fees	2,232
Printing Expense	1,709
Investment Advisory Fees	808
Distribution Fees (Class A)	334
Miscellaneous Expenses	584
Total Expenses	113,354
Less: Expenses Waived and Reimbursed by Adviser	(111,803)
Net Expenses	1,551
Net Investment Loss	(1,020)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net Realized Loss on Investments	(7,172)
Net Realized Loss on Foreign Exchange Transactions	(216)
Net Change in Unrealized Appreciation on Investments and
Foreign Currency Translations	63,132
Net Realized and Unrealized Gain on Investments and Foreign Currency	55,744

Net Increase in Net Assets Resulting From Operations	$ 54,724

The accompanying notes are an integral part of these financial statements.

EM Capital India Gateway Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the six months	For the year
	ended	ended
Operations:	June 30, 2009	December 31, 2008
	(Unaudited)
Net Investment Loss	$ (1,020)	$ (2,320)
Net Realized Loss on Investments and Foreign
Exchange Transactions	(7,388)	(89,742)
Net Change in Unrealized Appreciation (Depreciation) on
Investments and Foreign Currency Translations	63,132	(194,354)
Net Increase (Decrease) in Net Assets
Resulting From Operations	54,724	(286,416)

Distributions to Shareholders From:
Class A
Net Investment Income ($0.00 and $0.04 per share, respectively)	-	(1,234)
Net Realized Gains ($0.00 and $0.07 per share, respectively)	-	(1,994)
Total Distributions to Shareholders	-	(3,228)

Class I
Net Investment Income ($0.00 and $0.04 per share, respectively)	-	(11)
Net Realized Gains ($0.00 and $0.07 per share, respectively)	-	(17)
Total Distributions to Shareholders	-	(28)

Total Distributions to Shareholders	-	(3,256)

Beneficial Interest Transactions:
Class A
Proceeds from Shares Issued (2,828 and 21,657 shares, respectively)	9,507	176,449
Reinvestment of Dividends (0 and 433 shares, respectively)	0	3,228
Cost of Shares Redeemed (77 and 11,089 shares, respectively)	(204)	(80,947)
Redemption Fees	0	1,477
Total Class A Transactions	9,303	100,207

Class I
Proceeds from Shares Issued (0 and 12,576 shares, respectively)	0	93,830
Reinvestment of Dividends (0 and 4 shares, respectively)	0	28
Cost of Shares Redeemed (1 and 12,575 shares, respectively)	(3)	(74,568)
Redemption Fees	0	14
Total Class I Transactions	(3)	19,304

Net Increase in Net Assets from
Beneficial Interest Transactions	9,300	119,511

Increase (Decrease) in Net Assets	64,024	(170,161)

Net Assets:
Beginning of Period	129,071	299,232
End of Period (including accumulated net investment
loss of $1,020 and $0, respectively)	$ 193,095	$ 129,071
______
*July 23, 2007 (commencement of operations) through December 31, 2007.

The accompanying notes are an integral part of these financial statements.

EM Capital India Gateway Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	CLASS A			CLASS I
	Six Months	Year	Period	Six Months	Year	Period
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30, 2009	Dec. 31, 2008	Dec. 31, 2007*	June 30, 2009	Dec. 31, 2008	Dec. 31, 2007*
	(Unaudited)			(Unaudited)
Net Asset Value, Beginning of Period	$ 3.81	$ 13.19	$ 10.00	$ 3.93	$ 13.22	$ 10.00

Increase From Operations:
Net investment income (loss) (a)	(0.03)	(0.08)	0.05	(0.02)	(0.04)	0.10
Net gain (loss) from securities
(both realized and unrealized)	1.50	(9.24)	3.14	1.57	(9.16)	3.12
Total from operations	1.47	(9.32)	3.19	1.55	(9.20)	3.22
Distributions to shareholders from:
Net investment income	-	(0.04)	-	-	(0.04)	-
Net realized gains	-	(0.07)	-	-	(0.07)	-
Total distributions	-	(0.11)	-	-	(0.11)	-
Redemption fees	-	0.05	-	-	0.02

Net Asset Value, End of Period	$ 5.28	$ 3.81	$ 13.19	$ 5.48	$ 3.93	$ 13.22

Total Return (b) (d)	38.58%	(70.69)%	31.90%	39.44%	(69.83)%	32.20%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 191	$ 127	$ 296	$ 1	$ 1	$ 3
Ratio of expenses to average net assets,
before waivers/reimbursement (c)	167.86%	176.01%	374.21%	167.45%	424.11%	374.23%
net of waivers/reimbursement (c)	2.30%	2.30%	2.23%	1.80%	1.80%	1.77%
Ratio of net investment income (loss)
to average net assets (c)	(1.51)%	(0.99)%	1.48%	(1.01)%	(0.49)%	2.01%
Portfolio turnover rate (d)	44%	131%	10%	44%	131%	10%

__________
*July 23, 2007 (commencement of operations) through December 31, 2007.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for each period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower. Total returns do not include any sales or redemption charges.
(c) Annualized for periods less than one year.
(d) Not annualized.

The accompanying notes are an integral part of these financial statements.

EM Capital India Gateway Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

June 30, 2009

1.

ORGANIZATION

EM Capital India Gateway Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund commenced operations on July 23, 2007, as a series of The Coventry Funds Trust, a Massachusetts business trust (the “Predecessor Fund”) and was reorganized as a series of the Trust on September 5, 2008, pursuant to shareholder approval.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company.

The Fund offers three classes of shares: Class A Shares, Class I Shares and Class C Shares.  Each class of shares in the Fund has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distributions, class-related expenses, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares.  Class A Shares are sold with a maximum front-end sales charge of 5.00%.  Each class charges a fee of 2.00% on redemptions of shares held less than 90 days.  There are currently no outstanding shares of Class C Shares.  The Fund has Adviser shares which are not redeemable, and no income or expenses are allocated to the Adviser shares.  The Adviser shares are owned by EM Capital Management, LLC, the Fund’s Adviser and are reflected as Paid In Capital Minority Interest on the Consolidated Statement of Assets and Liabilities.

The Fund’s investment objective is to seek long-term capital growth and income by investing primarily in a diversified portfolio of securities issued by Indian and India-related companies.  The Fund pursues its investment objective by investing through EM Capital Gateway (Mauritius) Ltd., a wholly-owned special purpose limited liability corporation (the “Company”) registered in Mauritius, that was formed solely for the purpose of facilitating the Fund’s purchase of Indian securities and that is regulated by the Securities and Exchange Board of India (“SEBI”).  EM Capital India Gateway Ltd. is a private company limited by shares incorporated in the Republic of Mauritius on March 26, 2007 in accordance with the Companies Act.  It holds a Category 1 Global Business License and is regulated by the Financial Services Commission (FSC).  The principal activity is to carry on business as an investment holding company.  The financial statements of the Fund and Company are consolidated as the Fund directly has controlling interest of the Company and the consolidated financial statements fairly present the Fund’s investments and operations.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from those estimates. Management has evaluated subsequent events through September 15, 2009, the date the financial statements were issued.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.

Security Valuation – The Company’s shares are valued by the Fund at Net Asset Value (“NAV”).  Portfolio securities of the Company for which market quotations are readily available are valued based upon their current available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which the securities are normally traded.  The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Exchange trades options, futures and options on futures are valued at

EM Capital India Gateway Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2009

the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures  (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2009 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	178,240	-	-	178,240
Short Term Investments	126	-	-	126
Total	178,366	-	-	178,366

  The Fund did not hold any Level 3 securities during the period.

The Fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”).  FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.  Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

EM Capital India Gateway Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2009

Currency Translation – For purposes of determining a Fund’s net asset value, all assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the prevailing market rate on each U.S. business day.  The cost of securities is determined by using historical exchange rates.  Income is translated at approximate rates prevailing when accrued.

Items included in the financial statements of the Company are measured using the currency of the primary economic environment in which the Company operates (‘the functional currency’).  The Board of Directors of the Company consider U.S. dollar as the currency that most accurately represents the economic effects of the underlying transactions.

Foreign Currency Translation – The Fund may hold foreign currency contracts as hedges against exposure to foreign currency fluctuations in relation to the U.S. dollar.  The carrying value of these contracts is the gain or loss that would be realized if the position (contract) were closed out on the valuation date.  Unrealized gains or losses are reflected in the Consolidated Statement of Operations as part of the change in unrealized depreciation on investments and foreign currency translations, and in the Consolidated Statement of Assets and Liabilities as foreign currency receivable/payable.  As of June 30, 2009, there were no open foreign currency contracts.

Security Transactions and Investment Income – Investment security transactions are accounted for no later than one business day after trade date.  However, for financial reporting purposes, security transactions are accounted for on trade date.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Dividend income is recorded on the ex-dividend date (“ex-date”) or as soon after the ex-date as the Fund, using reasonable diligence, becomes aware of such dividend.  Interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Withholding taxes on foreign dividends have been provided for in accordance with Fund’s understanding of India’s tax rules and rates.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.  All expenses of the Company and Fund are accounted for in the Fund’s Consolidated Statement of Operations on the accrual basis.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management reviewed the tax positions in the open tax years of 2007 through 2008 and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.  During the period, the Fund did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, at least annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

EM Capital India Gateway Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2009

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

CONCENTRATION OF MARKET RISK

The Fund will invest primarily in Indian and India-related securities.  The value of the Fund’s investments may therefore be adversely affected by political and social instability in India and by changes in economic or taxation policies in that county.  Investment in Indian securities will expose the Fund to the direct or indirect consequences of political, social or economic changes in India.  India is still considered to be an emerging market nation and, as a result, has historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment.  Emerging market nations may be characterized by political uncertainty and instability.  In addition, there may be a risk of the possibility of expropriation of assets, confiscatory taxation, difficulty in obtaining or enforcing a court judgment, economic, political or social instability, and diplomatic developments that could affect investments in India.

4.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by EM Capital Management, LLC (the “Adviser”). Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.20% of the average daily net assets of the Fund.  For the six months ended June 30, 2009, the Adviser earned advisory fees of $808.  The Adviser does not receive a fee from EM Capital Gateway (Mauritius) Ltd.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses such as dividend expense on securities sold short and expenses of other investment companies in which the Fund invests, or extraordinary or non-recurring expenses), at least until April 30, 2010, so that the total annual operating expenses of the Fund do not exceed 2.30% for Class A shares, 2.80% for Class C shares and 1.80% for Class I shares.  Waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or reimbursed.  During the six months ended June 30, 2009, the Adviser waived expenses of $808 and reimbursed expenses of $110,995.  As of June 30, 2009, the total amount due from Adviser as result of the expense limitation agreement was $113,335, which was collected by August 27, 2009.  As of June 30, 2009, cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $848,236 and will expire on December 31 of the years indicated below:

2010	2011	2012
$312,499	$423,934	$111,803

The Fund has entered into separate servicing agreements with Gemini Fund Services, LLC (“GFS”), whereby GFS provides administrative, fund accounting, transfer agency and custody administration services to the Fund. Current GFS agreements are as follows:

EM Capital India Gateway Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2009

Administration - The Fund pays GFS a basis point fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly and are the greater of the annual minimum or the basis point fees.  The annual minimum is $40,000 and the basis point fees are:

10 basis points or 0.10% per annum on the first $100 million in net assets

  8 basis points or 0.08% per annum on the next $150 million in net assets

  6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting - Total charges for fund accounting services include fees and out-of-pocket expenses. The Fund pays GFS a base annual fee of $24,000 plus $6,000 for each additional share class above one and $6,000 for international funds.  In addition, a basis point fee is charged in decreasing amounts as Fund assets reach certain breakpoints, as follows:

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agent - For the services rendered by GFS, in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The Fees are billed monthly as follows:

The greater of the annual minimum or per account charges.   The annual minimum is $15,000 per class and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

Custody Administration – Pursuant to the terms of the Fund’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Fund pays an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. For the six months ended June 30, 2009, GFS collected $165 for providing such services.  The custody fees listed in the Consolidated Statement of Operations include any fees paid to GFS pursuant to the Custody Administration Agreement.

A Trustee and certain officers of the Fund are also officers of GFS and are not paid any fees directly by the Fund for serving in such capacities.  In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee of $10,250, payable quarterly, and is reimbursed for out-of-pocket expenses.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the six months ended June 30, 2009, GemCom received $614 for providing such services.  The printing expenses disclosed in the Combined Statement of Operations include the fees paid to GemCom.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund may pay 0.50% for Class A Shares per year of its average daily net assets for such distribution and shareholder service activities.  For the six months ended June 30, 2009, the Fund incurred distribution fees of $334 for Class A Shares.  There is no distribution plan for Class I shares.

EM Capital India Gateway Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2009

Trustees – The Fund pays each Trustee who is not affiliated with the Trust or Adviser a pro rata share of the total fee of $7,500 per quarter as well as reimbursement for any reasonable expenses incurred when attending the meetings. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

5.

INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the six months ended June 30, 2009, amounted to $62,052 and $81,150, respectively.  The cost basis of securities for federal income tax purposes was $246,071.  Gross unrealized appreciation and depreciation on investments as of June 30, 2009 aggregated $16,499 and $84,204, respectively.

6.

TAX INFORMATION

Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share and are designed generally to present undistributed income on a tax basis, which is considered to be more informative to shareholders.  Permanent book and tax differences, due to net operating losses and foreign currency gains/(losses), resulted in reclassifications for the year ended December  31, 2008 as follows: a decrease in paid-in-capital of $2,342; a decrease in undistributed net investment loss of $2,727; and a increase in accumulated net realized loss on investments and foreign currency exchange transactions of $385.

There were no distributions paid to shareholders during the fiscal period ended December 31, 2007.  The tax character of distributions paid during the year ended December 31, 2008 was as follows:

Ordinary Income	$3,256

The difference between the book basis and tax basis character of distributions as of December 31, 2008 is attributable to the reclass of short-term capital gains to ordinary income.

As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

The difference between book basis and tax basis unrealized depreciation is attributable to the tax deferral of losses on wash sales.

At December 31, 2008, the Fund had a capital loss carry forward for federal income tax purposes available to offset future capital gains through December 31, 2016 of $25,876.

Capital losses incurred after October 31st within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer $61,205 of such capital losses.

EM Capital India Gateway Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2009

7.

NEW ACCOUNTING PRONOUNCEMENTS

In June 2009, the FASB issued Statement of Financial Accounting Standards No. 168, “The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162” (“SFAS 168”).  SFAS 168 replaces SFAS No. 162, “The Hierarchy of Generally Accepted Accounting Principles” and establishes the “FASB Accounting Standards CodificationTM” (“Codification”) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with U.S. GAAP.  All guidance contained in the Codification carries an equal level of authority.  On the effective date of SFAS 168, the Codification will supersede all then-existing non-SEC accounting and reporting standards.  All other non-grandfathered non-SEC accounting literature not included in the Codification will become nonauthoritative.  SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009.  Management is currently evaluating the impact the adoption of SFAS 168 will have on the reporting of the Fund’s financial statements.

EM Capital India Gateway Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

June 30, 2009

As a shareholder of the Fund you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/09)	Ending Account Value (6/30/09)	Expenses Paid During the Period* (1/1/09 to 6/30/09)
Actual
Class A	$1,000.00	$1,385.82	$13.61
Class I	$1,000.00	$1,394.43	$10.69
Hypothetical
Class A	$1,000.00	$1,013.39	$11.48
Class I	$1,000.00	$1,015.87	$ 9.00

_______

*Expenses Paid During Period are equal to the  annualized expense ratio of 2.30%  for Class A and 1.80% for Class I, multiplied by the average account value over  the period, multiplied by 181 days and divided by 365 (to reflect the number of days in the six month period ended June 30, 2009).

EM CAPITAL INDIA GATEWAY FUND

Class A: EMINX      CUSIP  66537T349

Class C: N/A            CUSIP  66537T331

Class I: EMIIX         CUSIP  66537T323

Adviser	EM Capital Management, LLC 920 Country Club Drive, Suite 1-E Moraga, California 94556 Tel: 925-376-8700 info@emcapitalmanagement.com www.emcapitalmanagement.com
Distributor	Northern Lights Distributors, LLC 4020 South 147th Street Omaha, Nebraska 68137
Legal Counsel	Thompson Hine LLP 312 Walnut Street, 14th Floor Cincinnati, Ohio 45202-4089
Transfer Agent	Gemini Fund Services, LLC 4020 South 147th Street, Suite 2 Omaha, NE 68137
Custodian	Bank of New York One Wall Street, 25th Floor, New York, NY 10286

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-611-4967 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-611-4967.

EM Capital India Gateway Fund

4020 South 147th St. • Suite 2 • Omaha, NE 68137

1-866-611-4967

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/24/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

9/24/09

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

9/24/09